REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Total Revenue by product line	€ 7,239	€ 8,120	€ 6,152
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue by product line	2,596	3,326	2,673
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue by product line	1,156	1,154	854
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue by product line	127	175	161
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue by product line	1,022	728	389
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue by product line	692	916	713
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue by product line	934	949	735
Other extruded products
Disclosure of products and services [line items]
Total Revenue by product line	693	872	627
Other metal sales
Disclosure of products and services [line items]
Total Revenue by product line	€ 19	€ 0	€ 0